LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense

The components of lease expense during the period presented were as follows:

	Year Ended
	December 31, 2019	December 31, 2020
	(U.S. $ in thousands)
Operating lease expense	$3,110	$3,791
Short-term lease expense	786	545
Total lease expense	$3,896	$4,336

Schedule of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year Ended
	December 31, 2019	December 31, 2020
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,602	$4,169
ROU assets obtained in exchange for lease liabilities:
Operating leases	$10,063	$-

	Year Ended December 31,
	2019	2020
Weighted-average remaining lease term (in years)	8.4	7.6
Weighted-average discount rate	7.5%	7.6%

Schedule of Lease Term and Discount Rate Related to Operating Leases

Lease term and discount rate related to operating leases as of the period presented were as follows:

	Year Ended December 31,
	2019	2020
Weighted-average remaining lease term (in years)	8.4	7.6
Weighted-average discount rate	7.5%	7.6%

Schedule of Maturities of Operating Lease Liabilities

The maturities of lease liabilities under operating leases as of December 31, 2020 are as follows:

(U.S. $ in thousands)
2021	4,378
2022	4,393
2023	4,128
2024	3,830
2025	3,307
Thereafter	10,198
Total undiscounted lease payments	$30,234
Less: Imputed interest	(6,809)
Total lease liabilities	$23,425